Stockholders' Equity and Accumulated Other Comprehensive Income (Loss) - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 01, 2023	Dec. 31, 2024	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Special stock dividend, rate percent (in percent)	4.00%
Repurchase of common stock (in shares)		56,692
Stock repurchased (in dollars per share)		$ 19.51
Stock repurchased		$ 1,116	$ 2,892
Remaining available for repurchase of shares		$ 3,900